SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss Per Common Share (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account		$ 634,775			$ 832,225		$ 492,250
Unrealized loss on marketable securities held in Trust Account					0		0
Net Income allocable to shares subject to possible redemption		$ 634,775			$ 832,225		$ 492,250
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	22,480,341	25,070,806			24,387,850		24,689,816.00	24,387,850
Basic and diluted net income per share, Common stock subject to possible redemption		$ 0.02			$ 0.03		$ 0.02
Numerator: Net Loss minus Net Earnings
Net Income (loss)	$ (1,080,978)	$ 5,697,071	$ (205,197)	$ 3,182,756	$ 2,331,442	$ (1,942,399)	$ (20,522,282)	$ 2,331,442
Net Income (Loss) allocable to Common stock subject to possible redemption		(634,775)			(832,225)		(492,250)
Non-Redeemable Net Loss	$ (1,080,978)	$ 5,062,296			$ 1,499,217		$ (21,014,532)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	11,894,659	8,194,073	6,444,901	8,202,967	8,025,569	8,208,043	9,685,184	8,025,569
Basic and diluted net income (loss) per share	$ (0.09)	$ 0.62	$ (0.05)	$ 0.30	$ 0.19	$ (0.32)	$ (2.17)	$ 0.19